Equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Instruments
Schedule of breakdown, by classification and type, of the balances of equity instruments

In BRL thousands	2023	2022	2021

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	3,422,154	2,605,279	2,498,317
Financial Assets Measured at Fair Value Through Other Comprehensive Income	15,953	33,493	29,187
Total	3,438,107	2,638,772	2,527,504

Type:
Shares of domestic companies	1,955,931	1,458,883	1,869,824
Shares of foreign companies	99,424	60,235	48,825
Investment funds (1)	1,382,752	1,119,654	608,855
Total	3,438,107	2,638,772	2,527,504
(1)	Primarily composed of investments in fixed income assets and both government and private securities.

Schedule of changes in financial assets measured at fair value through profit or loss held for trading

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	2,605,279	2,498,317	2,257,188
Additions/Disposals (Net)	816,875	106,962	241,129
Balance at the end of the fiscal year	3,422,154	2,605,279	2,498,317

Schedule of changes in financial assets measured at fair value through other comprehensive income

In BRL thousands	2023	2022	2021

Balance at the beginning of the fiscal year	33,493	29,187	72,173
Additions/Disposals (Net)	(17,540)	4,306	(42,986)
Balance at the end of the fiscal year	15,953	33,493	29,187